May 27, 2020

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:       Centre Funds

Dear Sir/Madam:

On behalf of Centre Funds (the “Trust”), a registered investment company, we hereby submit, via electronic filing, a prospectus/information statement under the Securities Act of 1933, as amended, on Form N-14. The prospectus/information statement is filed in connection with the planned reorganization of the Centre Active U.S. Treasury Fund, a series of the Trust, into the Centre Global Infrastructure Fund, a series of the Trust.

If you have any questions, please contact JoAnn Strasser at (614) 469-3265 or the undersigned at (614) 469-3345.

Very truly yours,

/s/ Joshua J. Hinderliter
Joshua J. Hinderliter